Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising shares assigned for deferred variable remuneration plans (Details)	12 Months Ended
	Dec. 31, 2024 portion payments shares	Dec. 31, 2023 shares
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | portion	5
2019 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	33.30%
CET objective, result	100.00%
CET objective, target	12.00%
BPA growth objective, result	0.00%
BPA growth objective, target	15.00%
TSR minimum metric, result	0.00%
TSR minimum metric, target	33.00%
Individual objectives, weight	33.30%
2020 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	83.00%
CET objective, result	100.00%
CET objective, target	12.00%
BPA growth objective, result	150.00%
BPA growth objective, target	10.00%
TSR minimum metric, result	0.00%
TSR minimum metric, target	33.00%
Individual objectives, weight	33.30%
2021 variable remuneration
Disclosure of transactions between related parties [line items]
Long-term metric achievement percentage	91.60%
CET objective, result	100.00%
CET objective, target	12.00%
BPA growth objective, result	150.00%
BPA growth objective, target	100.00%
TSR minimum metric, result	25.00%
TSR minimum metric, target	33.00%
TSR maximum metric, target	66.00%
Individual objectives, weight	33.30%
Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferred payment percentage	60.00%
Deferral period	5 years
Maximum | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Deferral period	5 years
Directors | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(57,388)	(57,388)
Directors | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(59,145)	(59,145)
Directors | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(28,817)
Shares delivered (deferred payment variable remuneration) (in shares)	(47,914)	(57,520)
Directors | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(297,586)	(297,586)
Directors | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(457,931)
Shares delivered (deferred payment variable remuneration) (in shares)	(104,413)
Directors | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(790,931)
Directors | Deferred variable compensation plan linked to multiannual objectives
Disclosure of transactions between related parties [line items]
Immediate payment percentage	40.00%
Deferred payment percentage	60.00%
Deferral period	5 years
Number of payments subject to fulfilment of specific objectives | payments	3
Directors | Ana Botín | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(34,400)	(34,400)
Directors | Ana Botín | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(35,452)	(35,452)
Directors | Ana Botín | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(18,674)
Shares delivered (deferred payment variable remuneration) (in shares)	(31,049)	(37,274)
Directors | Ana Botín | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(177,675)	(177,675)
Directors | Ana Botín | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(273,410)
Shares delivered (deferred payment variable remuneration) (in shares)	(62,334)
Directors | Ana Botín | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(469,286)
Directors | José Antonio Álvarez | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(22,988)	(22,988)
Directors | José Antonio Álvarez | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(23,693)	(23,693)
Directors | José Antonio Álvarez | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Instruments matured but not consolidated at beginning of period (in shares)		(10,143)
Shares delivered (deferred payment variable remuneration) (in shares)	(16,865)	(20,246)
Directors | José Antonio Álvarez | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (deferred payment variable remuneration) (in shares)	(119,911)	(119,911)
Directors | José Antonio Álvarez | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)		(184,521)
Shares delivered (deferred payment variable remuneration) (in shares)	(42,079)
Directors | José Antonio Álvarez | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Shares delivered (immediate payment variable remuneration) (in shares)	(321,645)
Directors | Maximum | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	57,388	114,776
Maximum number of shares to be delivered at end of period (in shares)		57,388
Directors | Maximum | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	118,290	177,435
Maximum number of shares to be delivered at end of period (in shares)	59,145	118,290
Directors | Maximum | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	172,558	230,078
Maximum number of shares to be delivered at end of period (in shares)	95,827	172,558
Directors | Maximum | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	1,190,342	1,487,928
Maximum number of shares to be delivered at end of period (in shares)	892,756	1,190,342
Directors | Maximum | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	600,374	1,058,305
Maximum number of shares to be delivered at end of period (in shares)	495,961	600,374
Directors | Maximum | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	1,876,352
Maximum number of shares to be delivered at end of period (in shares)	1,085,421	1,876,352
Directors | Maximum | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	1,632,495
Directors | Maximum | Ana Botín | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	34,400	68,800
Maximum number of shares to be delivered at end of period (in shares)		34,400
Directors | Maximum | Ana Botín | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	70,905	106,357
Maximum number of shares to be delivered at end of period (in shares)	35,452	70,905
Directors | Maximum | Ana Botín | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	111,821	149,095
Maximum number of shares to be delivered at end of period (in shares)	62,098	111,821
Directors | Maximum | Ana Botín | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	710,698	888,373
Maximum number of shares to be delivered at end of period (in shares)	533,023	710,698
Directors | Maximum | Ana Botín | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	358,419	631,829
Maximum number of shares to be delivered at end of period (in shares)	296,085	358,419
Directors | Maximum | Ana Botín | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	1,127,209
Maximum number of shares to be delivered at end of period (in shares)	657,923	1,127,209
Directors | Maximum | Ana Botín | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	976,463
Directors | Maximum | José Antonio Álvarez | 2018 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	22,988	45,975
Maximum number of shares to be delivered at end of period (in shares)		22,988
Directors | Maximum | José Antonio Álvarez | 2019 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	47,386	71,079
Maximum number of shares to be delivered at end of period (in shares)	23,693	47,386
Directors | Maximum | José Antonio Álvarez | 2020 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	60,737	80,983
Maximum number of shares to be delivered at end of period (in shares)	33,729	60,737
Directors | Maximum | José Antonio Álvarez | 2021 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	479,644	599,555
Maximum number of shares to be delivered at end of period (in shares)	359,733	479,644
Directors | Maximum | José Antonio Álvarez | 2022 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	241,954	426,475
Maximum number of shares to be delivered at end of period (in shares)	199,875	241,954
Directors | Maximum | José Antonio Álvarez | 2023 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at beginning of period (in shares)	749,143
Maximum number of shares to be delivered at end of period (in shares)	427,498	749,143
Directors | Maximum | Héctor Grisi | 2024 variable remuneration
Disclosure of transactions between related parties [line items]
Maximum number of shares to be delivered at end of period (in shares)	656,032